Commitments and contingencies (Details Narrative 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of contingent liabilities in business combination [line items]
Applicable tax rate	26.00%	27.00%	29.50%	28.00%	28.00%	30.00%
Other provisions			S/ 52,868	S/ 53,753	S/ 61,518
Legal claim contingency			16,570
Labor Claims From Former Employees [Member]
Disclosure of contingent liabilities in business combination [line items]
Legal claim contingency			1,687
Tax contingent liability [member]
Disclosure of contingent liabilities in business combination [line items]
Legal claim contingency			2,298
Tax Administration [Member]
Disclosure of contingent liabilities in business combination [line items]
Legal claim contingency				4,904
Property Tax Assessment for Periods 2009 to 2014 [Member]
Disclosure of contingent liabilities in business combination [line items]
Legal claim contingency			7,681
Rehabilitation Provision [Member]
Disclosure of contingent liabilities in business combination [line items]
Other provisions			S/ 2,399	S/ 2,367
Bottom of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Applicable tax rate profit after deducting employee participation			8.00%
Top of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Applicable tax rate profit after deducting employee participation			10.00%